SCHEDULE OF DISCONTINUED OPERATIONS (Details) - USD ($)			3 Months Ended		12 Months Ended
	Sep. 21, 2022	Sep. 20, 2022	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Revenue				$ 212	$ 212
Operating expenses				86,060	86,060
Other (income) loss
Net loss from discontinued operations				(85,848)	(85,848)
Net loss from discontinued operations				(85,848)	(85,848)
Loss on disposal discontinued operations					$ (144,654)
Norr [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Proceeds from sale		$ 3
Cash		(3,205)
Inventory		(40,901)
Loss on disposal discontinued operations		$ (44,103)
Elysian [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Proceeds from sale	$ 1
Cash	(552)
Prepaid expenses	(100,000)
Loss on disposal discontinued operations	(100,551)
Prepaid expenses	$ (100,000)